Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Fair value of the derivative assets and liabilities
Derivative financial instruments-current asset	$ 4,615	$ 577	[1]
Derivative financial instruments, non-current asset	5,116	6,038	[1]	$ 6,008
Derivative financial instruments-current liability	1,253	269	[1]	$ 1,836
Derivative financial instruments-non-current liability	3,543
Financial assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments-current asset	4,615	577
Derivative financial instruments, non-current asset	5,116	6,038
Total	9,731	6,615
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Total	9,731	6,615
Financial liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments-current liability	1,253	269
Derivative financial instruments-non-current liability	3,543
Total	4,796	269
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Total	4,218	$ 269
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Fair value of the derivative assets and liabilities
Total	$ 578

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).